Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information
Entity Registrant Name	Southcross Energy Partners, L.P.
Entity Central Index Key	0001547638
Document Type	8-K
Document Period End Date	Mar. 31, 2015
Amendment Flag	false